LONG-TERM DEBT - Schedule of Future Loan Payments (Details) (USD $)	Jun. 30, 2014
Debt Disclosure [Abstract]
2014	$ 10,841
2015	12,119
2016	13,302
2017	14,421
2018	15,633
Thereafter	677,283
Total	$ 743,599